Principal Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 167,982	$ 133,564	$ 64,428
PRC
Disaggregation of Revenue [Line Items]
Total revenues	117,944	107,092	50,584
United States
Disaggregation of Revenue [Line Items]
Total revenues	17,281	10,019	5,296
Others
Disaggregation of Revenue [Line Items]
Total revenues	$ 32,757	$ 16,453	$ 8,548